Finance Receivables And Loans, Net Finance Receivables and Loans, Net (Schedule of Purchases of Finance Receivables and Loans) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Significant Purchases	$ 4,397	$ 857
Consumer Portfolio Segment [Member] | Automobile Loan [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Significant Purchases	272	0
Consumer Portfolio Segment [Member] | Residential Mortgage [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Significant Purchases	$ 4,125	$ 857